EMPLOYEE BENEFIT PLANS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Schedule of Changes in Projected Benefit Obligations

Changes in the PBO of the Company’s qualified and non-qualified plans were comprised of:

	December 31,
	2017	2016
	(in millions)
Projected benefit obligation, beginning of year	$3,442	$3,497
Service cost	—	—
Interest cost	105	108
Actuarial (gains) losses	144	72
Benefits paid	(236)	(235)
Plan amendments and curtailments	—	—

Projected Benefit Obligation, end of year	$3,455	$3,442

Change in Plan Assets and Funded Status of Company's Qualified and Non-qualified Pension Plans

The following table discloses the change in plan assets and the funded status of the Company’s qualified pension plans and non-qualified pension plans:

	December 31,
	2017	2016
	(in millions)
Pension plan assets at fair value, beginning of year	$2,679	$2,709
Actual return on plan assets	357	174
Contributions	4	—
Benefits paid and fees	(201)	(204)

Pension plan assets at fair value, end of year	2,839	2,679
PBO	3,455	3,442

Excess of PBO Over Pension Plan Assets, End of Year	$(616)	$(763)

Allocation of Fair Value of Total Qualified Pension Plan Assets

The following table discloses the allocation of the fair value of total qualified pension plan assets at December 31, 2017 and 2016:

	December 31,
	2017	2016
Fixed Maturities	46.2%	47.4%
Equity Securities	33.9	34.2
Equity real estate	13.9	13.7
Cash and short-term investments	1.4	1.5
Other	4.6	3.2

Total	100.0%	100.0%

The following tables disclose the fair values of qualified pension plan assets and their level of observability within the fair value hierarchy at December 31, 2017 and 2016, respectively.

December 31, 2017:	Level 1	Level 2	Level 3	Total
	(in millions)
Fixed Maturities
Corporate	$—	$792	$2	$794
U.S. Treasury, government and agency	—	471	—	471
States and political subdivisions	—	26	—	26
Foreign governments	—	5	—	5
Commercial mortgage-backed	—	—	1	1
Asset-backed	—	—	—	—
Other structured debt	—	—	—	—
Common and preferred equity	730	98	—	828
Mutual funds	99	—	—	99
Commercial Papers	—	44	—	44
Private real estate investment trusts	2	—	—	2
Cash and cash equivalents	12	—	—	12
Short-term investments	—	27	—	27
Other Equity Investments	—	—	—	—
Other	—	—	—	—

Total assets in the fair value hierarchy	843	1,463	3	2,309
Investments measured at net assets value	—	—	—	530

Investments at fair value	$843	$1,463	$3	$2,839

December 31, 2016:
Fixed Maturities:
Corporate	$—	$820	$1	$821
U.S. Treasury, government and agency	—	395	—	395
States and political subdivisions	—	26	—	26
Foreign governments	—	4	—	4
Commercial mortgage-backed	—	—	2	2
Asset-backed	—	—	1	1
Other structured debt	—	—	1	1
Common and preferred equity	738	95	—	833
Mutual funds	92	—	—	92
Commercial Paper	—	7	—	7
Private real estate investment trusts	3	—	—	3
Cash and cash equivalents	22	—	—	22
Short-term investments	—	20	—	20
Other Equity Investments		—	—	—
Other	—	—	—	—

Total assets in the fair value hierarchy	855	1,367	5	2,227
Investments measured at net assets value	—	—	—	452

Investments for which Net Asset Value ("NAV") is Calculated

The following table lists investments for which net asset value (“NAV”) is calculated; NAV is used as a practical expedient to determine the fair value of these investments at December 31, 2017;

Practical Expedient disclosure as of December 31, 2017

Investment	Fair Value	Redemption Frequency (If currently eligible)	Redemption Notice Period	Unfunded Commitments
	(in millions)
Private Equity Fund	$49	n/a(1)(2)	n/a	$29
Private Real Estate Investment Trust	376	Quarterly	One Quarter	—
Hedge Fund	83	Calendar Quarters*	Previous Quarter End	$34

Total	$508

*March, June, September, December

(1)	Cannot sell or transfer ownership interest without prior written consent to transfer, and by meeting several criteria (e.g., does not adversely affect other investors).
(2)	Cannot sell interest in the vehicle without prior written consent of the managing member.

Practical Expedient disclosure as of December 31, 2016

Investment	Fair Value	Redemption Frequency (If currently eligible)	Redemption Notice Period	Unfunded Commitments
	(in millions)
Private Equity Fund	$25	n/a(1)(2)	n/a	$65
Private Real Estate Investment Trust	349	Quarterly	One Quarter	—
Hedge Fund	60	Calendar Quarters*	Previous Quarter End	$42

Total	$434

*March, June, September, December

(1)	Cannot sell or transfer ownership interest without prior written consent to transfer, and by meeting several criteria (e.g., does not adversely affect other investors).
(2)	Cannot sell interest in the vehicle without prior written consent of the managing member.

Reconciliation for Level 3 Fair Value of Qualified Pension Plan Assets

The table below presents a reconciliation for all Level 3 fair values of qualified pension plan assets at December 31, 2017, 2016 and 2015, respectively:

Level 3 Instruments

Fair Value Measurements

	Private Real Estate Investment Trusts	Other Equity Investments	Fixed Maturities	Total
	(in millions)
Balance, January 1, 2017	$—	$—	$5	$5
Actual return on plan assets:
Relating to assets still held at December 31, 2017	—	—	—	—
Relating to assets sold during 2017	—	—	—	—
Purchases/Issues	—	—	—	—
Sales/Settlements	—	—	(2)	(2)
Transfers into/out of Level 3	—	—	—	—

Balance, December 31, 2017	$—	$—	$3	$3

Balance, January 1, 2016	$—	$—	$8	$8
Actual return on plan assets:
Relating to assets still held at December 31, 2016	—	—	—	—
Relating to assets sold during 2016	—	—	—	—
Purchases/Issues	—	—	—	—
Sales/Settlements	—	—	(1)	(1)
Transfers into/out of Level 3	—	—	(2)	(2)

Balance, December 31, 2016	$—	$—	$5	$5

Balance, January 1, 2015	$—	$—	$10	$10
Actual return on plan assets:
Relating to assets still held at December 31, 2015	—	—	—	—
Relating to assets sold during 2015	—	—	—	—
Purchases/Issues	—	—	—	—
Sales/Settlements	—	—	(1)	(1)
Transfers into/out of Level 3	—	—	(1)	(1)

Balance, December 31, 2015	$—	$—	$8	$8

Changes in Accumulated Benefits Obligation of Post-retirement Plans

Changes in the accumulated benefits obligation of the Company’s post-retirement plans recognized in the accompanying consolidated financial statements are described in the following table:

	December 31,
	2017	2016
	(in millions)
Accumulated post-retirement benefits obligation, beginning of year	$539	$541
Service cost	2	2
Interest cost	16	17
Contributions and benefits paid	(38)	(37)
Plan amendments/curtailments	—	—
Medicare Part D subsidy	—	—
Actuarial (gains) losses	18	16

Accumulated Post-Retirement Benefits Obligation, end of year	$537	$539

Estimate of Future Benefits Expected to be Paid

The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2018, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2017 and include benefits attributable to estimated future employee service.

		Postretirement Benefits
			Health
	Pension Benefits	Life Insurance	Gross Estimate Payment	Estimated Medicare Part D Subsidy	Net Estimate Payment
	(in millions)
2018	$243	$27	$18	$4	$14
2019	247	27	16	4	12
2020	240	26	15	4	11
2021	236	26	14	4	10
2022	232	25	13	4	9
Years 2023-2027	1,069	119	53	17	36

Components of certain benefit costs

Components of certain benefit costs for the Company were as follows:

	Nine Months Ended September 30,
	2018	2017
	(in millions)
Net Periodic Pension Expense:
(Qualified and Non-qualified Plans)
Service cost	$6	$8
Interest cost	77	78
Expected return on assets	(123)	(130)
Net amortization	76	94
Partial settlement	106	—

Total	$142	$50

Net Postretirement Benefits Costs:
Service cost	$1	$1
Interest cost	12	12
Net amortization	7	5

Total	$20	$18

Net Postemployment Benefits Costs:
Service cost	$1	$1
Interest cost	—	—
Net amortization	—	(1)

Total	$1	$—

Net Periodic Pension Expense
Components of Net Periodic Benefit Cost

Components of net periodic pension expense for the Company’s qualified and non-qualified plans were as follows:

	Years Ended December 31,
	2017	2016	2015
	(in millions)
Service cost	$10	$11	$10
Interest cost	105	108	127
Expected return on assets	(173)	(177)	(174)
Actuarial (gain) loss	1	1	1
Net amortization	126	133	122

Net Periodic Pension Expense	$69	$76	$86

Amounts Included in AOCI

The following table discloses the amounts included in AOCI at December 31, 2017 and 2016 that have not yet been recognized as components of net periodic pension cost.

	December 31,
	2017	2016
	(in millions)
Unrecognized net actuarial (gain) loss	$1,315	$1,482
Unrecognized prior service cost (credit)	1	1

Total	$1,316	$1,483

Assumptions Used to Measure Benefit Obligations and Net Periodic Benefit Cost

The following table discloses assumptions used to measure the Company’s pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2017 and 2016.

	December 31,
	2017	2016
Discount rates:
AXA Equitable Life QP	3.4%	3.81%
AXA Equitable Excess Retirement Plan	3.32%	3.69%
MONY Life Retirement Income Security Plan for Employees	3.5%	3.98%
AB Qualified Retirement Plan	4.55%	4.75%
Other defined benefit plans	3.00%-3.43%	3.17%-3.86%
Periodic cost	3.17%-3.98%	3.29%-4.18%
Rates of compensation increase:
Benefit obligation	5.99%	5.99%
Periodic cost	6.38%	6.43%
Expected long-term rates of return on pension plan assets (periodic cost)	6.75%	6.75%

Net Postretirement Benefits Costs
Components of Net Periodic Benefit Cost

Components of net post-retirement benefits costs follow:

	Years Ended December 31,
	2017	2016	2015
	(in millions)
Service cost	$2	$2	$2
Interest cost	16	16	20
Net amortization	6	7	10

Net Periodic Post-Retirement Benefits Costs	$24	$25	$32

Amounts Included in AOCI

The following table discloses the amounts included in AOCI at December 31, 2017 and 2016 that have not yet been recognized as components of net periodic post-retirement benefits cost:

	December 31,
	2017	2016
	(in millions)
Unrecognized net actuarial (gains) losses	$143	$132
Unrecognized prior service (credit)	—	—

Total	$143	$132

Assumptions Used to Measure Benefit Obligations and Net Periodic Benefit Cost

The following table discloses the range of discrete single equivalent discount rates for each of the post-retirement plans at December 31, 2015 as compared to previous use of an aggregate, weighted average practical expedient, and related net periodic cost at and for the years ended December 31, 2017 and 2016.

	December 31,
	2017	2016
Discount rates:
Benefit obligation	2.80%-3.52%	2.86%-4.01%
Periodic cost	3.17%-3.98%	3.29%-4.18%

Net Postemployment Benefits Costs
Components of Net Post-retirement Benefits Cost

Components of net post-employment benefits costs follow:

	Years Ended December 31,
	2017	2016	2015
	(in millions)
Service cost	$2	$2	$2
Interest cost	—	—	—
Net amortization	(2)	—	(16)

Net Periodic Post-Employment Benefits Costs	$—	$2	$(14)